UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.5%)(a)
		Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029		$94,924	$104,906
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		90,000	77,589
Ser. 07-2, Class A2, 5.634s, 2049		1,146,000	1,121,971
Ser. 06-4, Class A2, 5.522s, 2046		748,000	756,803
Ser. 04-3, Class A5, 5.389s, 2039		160,000	153,225
Ser. 06-5, Class A2, 5.317s, 2047		858,000	825,277
Ser. 05-6, Class A2, 5.165s, 2047		214,000	214,348
Ser. 07-5, Class XW, IO, 0.439s, 2051		5,685,667	85,285
Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.367s, 2042		2,446,807	28,154
Ser. 06-5, Class XC, IO, 0.114s, 2016		1,902,504	15,852
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.925s, 2036		380,993	220,976
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		27,507	27,617
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		1,244,931	65,981
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	11,888,438	495,995
Ser. 06-CD1A, IO, 1.68s, 2023	CAD	8,797,103	367,022
Ser. 07-5A, IO, 1.55s, 2037		$713,852	51,897
FRB Ser. 06-CD1A, Class A1, 0.686s, 2023	CAD	1,661,474	1,226,986
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		$460,950	216,749
FRB Ser. 06-6, Class 2A1, 5.862s, 2036		238,511	116,800
FRB Ser. 05-7, Class 23A1, 5.632s, 2035		247,409	155,698
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.191s, 2032		100,000	58,874
Ser. 07-PW17, Class A3, 5.736s, 2050		1,047,000	973,710
Ser. 05-PWR9, Class A2, 4.735s, 2042		143,000	142,888
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.687s, 2038		1,178,221	32,813
Ser. 06-PW14, Class X1, IO, 0.112s, 2038		1,268,626	12,927
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		3,213,121	18,564
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030		362,000	380,189
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.095s, 2014		370,000	331,660
Ser. 08-C7, Class A2A, 6.034s, 2049		200,000	177,472
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.097s, 2049		6,874,243	40,558
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036		292,530	151,296
FRB Ser. 05-10, Class 1A5A, 5.831s, 2035		98,250	56,985
FRB Ser. 06-AR7, Class 2A2A, 5 5/8s, 2036		349,893	206,437
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		1,709,806	8,341
Ser. 07-CD4, Class XC, IO, 0.072s, 2049		7,983,164	34,328
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	141,044
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.019s, 2017		199,000	158,129
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		451,815	270,171
Ser. 06-J8, Class A4, 6s, 2037		288,012	172,222
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		142,574	116,721
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035		610,431	347,946
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036		74,250	36,492
FRB Ser. 05-HYB4, Class 2A1, 4.887s, 2035		706,500	416,835
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.565s, 2036		2,371,689	212,818
FRB Ser. 06-R2, Class AS, IO, 5.406s, 2036		518,921	39,568
Credit Suisse Mortgage Capital Certificates
Ser. 07-3, Class 1A1A, 5.837s, 2037		159,305	89,211
FRB Ser. 07-C4, Class A2, 5.81s, 2039		328,000	329,944
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049		10,855,612	54,278
Ser. 06-C4, Class AX, IO, 0.11s, 2039		5,876,339	45,043
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036		180,000	175,235
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	258,107
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	5,814
Ser. 03-C3, Class AX, IO, 0.733s, 2038		1,338,628	45,822
Ser. 03-CK2, Class AX, IO, 0.418s, 2036		2,111,299	44,126
Ser. 04-C4, Class AX, IO, 0.396s, 2039		918,704	15,576
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047		1,097,000	1,070,002
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	117,390
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	175,200
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.764s, 2014 (United Kingdom)	GBP	103,500	25,905
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.764s, 2014 (United Kingdom)	GBP	180,378	15,049
Fannie Mae
IFB Ser. 07-75, Class JS, 50.08s, 2037		$140,225	215,791
IFB Ser. 07-30, Class FS, 28.507s, 2037		75,890	98,687
IFB Ser. 06-49, Class SE, 27.86s, 2036		134,569	178,095

IFB Ser. 05-25, Class PS, 26.906s, 2035	76,877	100,343
IFB Ser. 05-74, Class CP, 23.705s, 2035	90,655	114,524
IFB Ser. 06-8, Class HP, 23.522s, 2036	142,537	180,923
IFB Ser. 05-99, Class SA, 23.522s, 2035	104,993	131,326
IFB Ser. 05-45, Class DC, 23.265s, 2035	121,957	157,475
Ser. 02-T4, Class A4, 9 1/2s, 2041	259,407	297,183
IFB Ser. 03-44, Class SI, IO, 7.715s, 2033	469,522	63,020
IFB Ser. 07-W6, Class 6A2, IO, 7.515s, 2037	111,735	13,435
Ser. 02-T4, Class A3, 7 1/2s, 2041	87,572	97,506
Ser. 01-T12, Class A2, 7 1/2s, 2041	106,421	118,494
Ser. 99-T2, Class A1, 7 1/2s, 2039	199,081	221,042
Ser. 00-T6, Class A1, 7 1/2s, 2030	87,710	96,125
IFB Ser. 04-17, Class ST, IO, 7.315s, 2034	44,688	7,127
IFB Ser. 08-7, Class SA, IO, 7.265s, 2038	683,412	91,769
IFB Ser. 07-W6, Class 5A2, IO, 7.005s, 2037	170,537	19,114
Ser. 02-26, Class A1, 7s, 2048	75,765	82,821
Ser. 02-14, Class A1, 7s, 2042	112,567	123,050
IFB Ser. 07-W2, Class 3A2, IO, 6.995s, 2037	197,639	22,120
IFB Ser. 06-125, Class SM, IO, 6.915s, 2037	314,405	34,673
IFB Ser. 06-43, Class SU, IO, 6.915s, 2036	112,739	12,804
IFB Ser. 06-24, Class QS, IO, 6.915s, 2036	250,317	37,435
IFB Ser. 05-52, Class DC, IO, 6.915s, 2035	106,347	14,481
IFB Ser. 06-79, Class DI, IO, 6.865s, 2036	405,681	53,131
IFB Ser. 06-60, Class SI, IO, 6.865s, 2036	531,132	65,026
IFB Ser. 06-60, Class UI, IO, 6.865s, 2036	91,385	12,425
IFB Ser. 04-89, Class EI, IO, 6.865s, 2034	691,340	81,726
IFB Ser. 04-24, Class CS, IO, 6.865s, 2034	261,939	37,486
IFB Ser. 07-W7, Class 3A2, IO, 6.845s, 2037	295,294	32,341
IFB Ser. 03-122, Class SA, IO, 6.815s, 2028	301,788	25,944
IFB Ser. 03-122, Class SJ, IO, 6.815s, 2028	314,047	25,883
IFB Ser. 04-60, Class SW, IO, 6.765s, 2034	492,287	68,234
IFB Ser. 03-130, Class BS, IO, 6.765s, 2033	669,043	71,717
IFB Ser. 05-65, Class KI, IO, 6.715s, 2035	337,471	42,815
IFB Ser. 03-34, Class WS, IO, 6.715s, 2029	632,975	60,923
IFB Ser. 08-20, Class SA, IO, 6.705s, 2038	155,805	16,466
IFB Ser. 08-41, Class S, IO, 6.515s, 2036	482,833	51,170
IFB Ser. 05-48, Class SM, IO, 6.515s, 2034	154,365	17,709
IFB Ser. 07-54, Class CI, IO, 6.475s, 2037	164,343	18,556
IFB Ser. 08-34, Class SM, IO, 6.465s, 2038	491,135	52,490
IFB Ser. 07-58, Class SP, IO, 6.465s, 2037	182,221	24,827
IFB Ser. 07-37, Class SB, IO, 6.465s, 2037	3,184,190	348,972
IFB Ser. 07-28, Class SE, IO, 6.465s, 2037	155,004	17,375
IFB Ser. 07-24, Class SD, IO, 6.465s, 2037	150,338	15,319
IFB Ser. 06-79, Class SI, IO, 6.465s, 2036	160,554	17,936
IFB Ser. 05-12, Class SC, IO, 6.465s, 2035	197,950	21,285
IFB Ser. 05-17, Class ES, IO, 6.465s, 2035	208,229	23,798
IFB Ser. 05-17, Class SY, IO, 6.465s, 2035	96,949	10,656
IFB Ser. 05-18, Class SK, IO, 6.465s, 2035	113,555	11,041
IFB Ser. 07-W5, Class 2A2, IO, 6.455s, 2037	89,256	9,218
IFB Ser. 07-30, Class IE, IO, 6.455s, 2037	439,689	63,394
IFB Ser. 06-123, Class CI, IO, 6.455s, 2037	349,792	40,142
IFB Ser. 05-82, Class SY, IO, 6.445s, 2035	407,076	45,559
IFB Ser. 05-45, Class EW, IO, 6.435s, 2035	655,196	77,352
IFB Ser. 05-45, Class SR, IO, 6.435s, 2035	567,104	63,707
IFB Ser. 06-126, Class CS, IO, 6.415s, 2037	240,053	25,829
IFB Ser. 06-31, Class SX, IO, 6.415s, 2036	506,167	59,029
IFB Ser. 06-33, Class JS, IO, 6.415s, 2036	218,644	23,365
IFB Ser. 06-36, Class SP, IO, 6.415s, 2036	150,181	15,642
IFB Ser. 06-23, Class SP, IO, 6.415s, 2036	443,813	54,824
IFB Ser. 06-16, Class SM, IO, 6.415s, 2036	142,172	17,020
IFB Ser. 05-95, Class CI, IO, 6.415s, 2035	243,796	29,653
IFB Ser. 05-84, Class SG, IO, 6.415s, 2035	389,810	52,453
IFB Ser. 05-57, Class NI, IO, 6.415s, 2035	79,376	9,196
IFB Ser. 06-3, Class SB, IO, 6.415s, 2035	959,475	118,821
IFB Ser. 05-54, Class SA, IO, 6.415s, 2035	390,676	41,758
IFB Ser. 05-23, Class SG, IO, 6.415s, 2035	314,642	42,000
IFB Ser. 05-29, Class SX, IO, 6.415s, 2035	269,483	28,928
IFB Ser. 05-29, Class SY, IO, 6.415s, 2035	973,038	129,733
IFB Ser. 05-17, Class SA, IO, 6.415s, 2035	279,947	31,304
IFB Ser. 05-17, Class SE, IO, 6.415s, 2035	304,091	39,062
IFB Ser. 05-57, Class DI, IO, 6.415s, 2035	644,791	70,004
IFB Ser. 04-92, Class S, IO, 6.415s, 2034	843,083	92,933
IFB Ser. 06-104, Class EI, IO, 6.405s, 2036	332,000	36,134
IFB Ser. 05-83, Class QI, IO, 6.405s, 2035	75,134	10,069
IFB Ser. 06-128, Class GS, IO, 6.395s, 2037	177,559	19,626
IFB Ser. 05-73, Class SD, IO, 6.395s, 2035	582,305	81,118
IFB Ser. 06-114, Class IS, IO, 6.365s, 2036	167,777	18,007
IFB Ser. 06-116, Class LS, IO, 6.365s, 2036	71,661	8,226
IFB Ser. 04-92, Class SQ, IO, 6.365s, 2034	359,710	42,944
IFB Ser. 06-115, Class IE, IO, 6.355s, 2036	132,628	16,534
IFB Ser. 06-117, Class SA, IO, 6.355s, 2036	200,001	21,399
IFB Ser. 06-109, Class SH, IO, 6.335s, 2036	183,413	23,246
IFB Ser. 06-111, Class SA, IO, 6.335s, 2036	1,161,531	135,400
IFB Ser. 06-116, Class S, IO, 6.315s, 2036	534,557	57,033
IFB Ser. 06-103, Class SB, IO, 6.315s, 2036	310,284	31,042
IFB Ser. 06-43, Class SI, IO, 6.315s, 2036	736,379	77,636
IFB Ser. 06-8, Class JH, IO, 6.315s, 2036	614,116	72,625
IFB Ser. 06-8, Class PS, IO, 6.315s, 2036	403,048	55,002
IFB Ser. 09-12, Class CI, IO, 6.315s, 2036	697,384	88,428
IFB Ser. 05-122, Class SG, IO, 6.315s, 2035	146,077	17,475
IFB Ser. 05-122, Class SW, IO, 6.315s, 2035	179,119	20,430
IFB Ser. 06-101, Class SA, IO, 6.295s, 2036	627,184	65,152
IFB Ser. 06-92, Class LI, IO, 6.295s, 2036	195,955	21,215
IFB Ser. 06-17, Class SI, IO, 6.295s, 2036	292,939	30,791
IFB Ser. 06-60, Class YI, IO, 6.285s, 2036	291,800	40,808
IFB Ser. 06-95, Class SH, IO, 6.265s, 2036	613,991	57,763
IFB Ser. 07-W7, Class 2A2, IO, 6.245s, 2037	569,529	56,907
IFB Ser. 09-12, Class AI, IO, 6.215s, 2037	686,013	76,785
IFB Ser. 07-15, Class NI, IO, 6.215s, 2022	251,647	24,969

IFB Ser. 07-109, Class XI, IO, 6.165s, 2037	171,760	22,368
IFB Ser. 07-W8, Class 2A2, IO, 6.165s, 2037	394,729	38,936
IFB Ser. 06-79, Class SH, IO, 6.165s, 2036	339,481	35,558
IFB Ser. 07-30, Class OI, IO, 6.155s, 2037	706,537	80,835
IFB Ser. 07-89, Class SA, IO, 6.145s, 2037	566,022	57,044
IFB Ser. 07-W2, Class 1A2, IO, 6.145s, 2037	193,159	18,991
IFB Ser. 07-54, Class IA, IO, 6 1/8s, 2037	191,430	19,869
IFB Ser. 07-54, Class IB, IO, 6 1/8s, 2037	191,430	19,869
IFB Ser. 07-54, Class IC, IO, 6 1/8s, 2037	191,430	19,869
IFB Ser. 07-54, Class ID, IO, 6 1/8s, 2037	191,430	19,869
IFB Ser. 07-54, Class IE, IO, 6 1/8s, 2037	191,430	19,869
IFB Ser. 07-54, Class IF, IO, 6 1/8s, 2037	284,410	29,957
IFB Ser. 07-54, Class NI, IO, 6 1/8s, 2037	179,810	17,146
IFB Ser. 07-54, Class UI, IO, 6 1/8s, 2037	236,655	27,466
IFB Ser. 07-15, Class CI, IO, 6.095s, 2037	650,791	68,737
IFB Ser. 06-124, Class SC, IO, 6.095s, 2037	344,003	32,595
IFB Ser. 06-115, Class JI, IO, 6.095s, 2036	458,724	49,804
IFB Ser. 07-109, Class PI, IO, 6.065s, 2037	251,055	23,299
IFB Ser. 09-43, Class SB, IO, 6.045s, 2039	659,097	80,592
IFB Ser. 06-123, Class LI, IO, 6.035s, 2037	314,099	32,374
IFB Ser. 07-81, Class IS, IO, 6.015s, 2037	367,904	36,897
Ser. 383, Class 98, IO, 6s, 2022	57,545	7,248
IFB Ser. 07-116, Class BI, IO, 5.965s, 2037	787,462	75,155
IFB Ser. 07-39, Class AI, IO, 5.835s, 2037	331,145	31,025
IFB Ser. 07-32, Class SD, IO, 5.825s, 2037	226,662	21,418
IFB Ser. 07-30, Class UI, IO, 5.815s, 2037	186,117	18,578
IFB Ser. 07-1, Class CI, IO, 5.815s, 2037	210,839	19,663
IFB Ser. 09-12, Class DI, IO, 5.745s, 2037	654,440	67,879
IFB Ser. 05-58, Class IK, IO, 5.715s, 2035	332,164	35,908
IFB Ser. 04-46, Class PJ, IO, 5.715s, 2034	252,783	28,092
Ser. 06-W3, Class 1AS, IO, 5.673s, 2046	676,815	60,913
IFB Ser. 07-75, Class ID, IO, 5.585s, 2037	205,890	18,461
Ser. 383, Class 18, IO, 5 1/2s, 2038	153,552	21,497
Ser. 383, Class 19, IO, 5 1/2s, 2038	139,717	19,560
Ser. 383, Class 6, IO, 5 1/2s, 2037	118,361	16,001
Ser. 383, Class 7, IO, 5 1/2s, 2037	117,089	16,392
Ser. 383, Class 20, IO, 5 1/2s, 2037	87,820	12,295
Ser. 383, Class 95, IO, 5 1/2s, 2022	64,437	8,100
IFB Ser. 09-3, Class SE, IO, 5.215s, 2037	351,535	28,158
Ser. 385, Class 3, IO, 5s, 2038	107,172	15,808
Ser. 03-W10, Class 1, IO, 1.881s, 2043	823,224	39,707
Ser. 03-W8, Class 12, IO, 1.637s, 2042	1,760,067	82,483
Ser. 03-W17, Class 12, IO, 1.144s, 2033	850,090	24,537
Ser. 02-T18, IO, 0.513s, 2042	4,844,218	50,687
Ser. 02-T4, IO, 0.45s, 2041	272,408	2,410
Ser. 02-26, IO, 0.225s, 2048	12,718,212	83,597
Ser. 07-64, Class LO, PO, zero %, 2037	106,848	91,486
Ser. 06-37, Class ON, PO, zero %, 2036	81,489	70,756
Ser. 05-50, Class LO, PO, zero %, 2035	34,490	30,527
Ser. 04-38, Class AO, PO, zero %, 2034	341,438	263,492
Ser. 08-37, Class DO, PO, zero %, 2033	79,661	52,920
Ser. 04-61, Class JO, PO, zero %, 2032	45,873	40,000
Ser. 326, Class 1, PO, zero %, 2032	68,795	61,124
Ser. 318, Class 1, PO, zero %, 2032	25,859	23,076
Ser. 04-61, Class CO, PO, zero %, 2031	149,486	134,702
Ser. 314, Class 1, PO, zero %, 2031	122,743	109,673
FRB Ser. 06-115, Class SN, zero %, 2036	98,695	86,031
FRB Ser. 05-65, Class ER, zero %, 2035	88,070	80,160
FRB Ser. 05-57, Class UL, zero %, 2035	65,780	65,231
FRB Ser. 05-51, Class FV, zero %, 2035	112,811	107,415
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities IFB Ser. T-56, Class 2ASI, IO,
7.815s, 2043	128,401	16,130
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.746s, 2039	13,553	13,417
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.724s, 2035	140,227	79,929
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	178,369
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	97,580
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	213,750
Freddie Mac
IFB Ser. 3182, Class PS, 27.447s, 2032	262,708	359,923
IFB Ser. 3182, Class SP, 27.447s, 2032	76,474	101,329
IFB Ser. 3211, Class SI, IO, 26.454s, 2036	97,012	51,558
IFB Ser. 3408, Class EK, 24.634s, 2037	91,509	109,825
IFB Ser. 2976, Class KL, 23.327s, 2035	171,256	215,479
IFB Ser. 3065, Class DC, 18.996s, 2035	148,297	177,041
IFB Ser. 3105, Class SI, IO, 18.87s, 2036	90,402	36,442
IFB Ser. 2990, Class LB, 16.209s, 2034	174,095	195,240
IFB Ser. 3031, Class BS, 16.005s, 2035	193,880	229,169
IFB Ser. 3489, Class SD, IO, 7.512s, 2032	174,310	22,139
IFB Ser. 2828, Class GI, IO, 7.212s, 2034	276,285	39,024
IFB Ser. 3184, Class SP, IO, 7.062s, 2033	245,971	24,668
IFB Ser. 3110, Class SP, IO, 7.012s, 2035	329,583	49,655
IFB Ser. 2927, Class SI, IO, 7s, 2035	222,598	28,594
IFB Ser. 3156, Class PS, IO, 6.962s, 2036	348,416	49,872
IFB Ser. 2869, Class JS, IO, 6.962s, 2034	528,051	41,378
IFB Ser. 3149, Class LS, IO, 6.912s, 2036	577,745	90,949
IFB Ser. 3119, Class PI, IO, 6.912s, 2036	580,562	90,632
IFB Ser. 2882, Class NS, IO, 6.912s, 2034	357,986	41,741
IFB Ser. 2882, Class LS, IO, 6.912s, 2034	256,034	29,923
IFB Ser. 3200, Class SB, IO, 6.862s, 2036	361,504	38,970
IFB Ser. 3149, Class SE, IO, 6.862s, 2036	192,131	27,978
IFB Ser. 3157, Class SA, IO, 6.862s, 2036	477,197	67,700
IFB Ser. 3203, Class SH, IO, 6.852s, 2036	144,948	16,962
IFB Ser. 2835, Class AI, IO, 6.812s, 2034	219,768	28,807

IFB Ser. 2815, Class PT, IO, 6.762s, 2032	263,835	28,492
IFB Ser. 2594, Class SE, IO, 6.762s, 2030	193,452	16,877
IFB Ser. 2828, Class TI, IO, 6.762s, 2030	118,287	11,914
IFB Ser. 3397, Class GS, IO, 6.712s, 2037	146,478	17,270
IFB Ser. 3287, Class SD, IO, 6.462s, 2037	226,810	25,354
IFB Ser. 3281, Class BI, IO, 6.462s, 2037	107,192	11,845
IFB Ser. 3281, Class CI, IO, 6.462s, 2037	245,635	26,632
IFB Ser. 3249, Class SI, IO, 6.462s, 2036	81,182	10,830
IFB Ser. 3028, Class ES, IO, 6.462s, 2035	635,574	77,607
IFB Ser. 2922, Class SE, IO, 6.462s, 2035	314,364	34,571
IFB Ser. 3316, Class SA, IO, 6.442s, 2037	410,754	45,971
IFB Ser. 2981, Class AS, IO, 6.432s, 2035	257,795	23,478
IFB Ser. 3287, Class SE, IO, 6.412s, 2037	409,080	52,988
IFB Ser. 3136, Class NS, IO, 6.412s, 2036	147,988	16,753
IFB Ser. 3122, Class DS, IO, 6.412s, 2036	266,856	31,682
IFB Ser. 3123, Class LI, IO, 6.412s, 2036	231,399	30,461
IFB Ser. 3118, Class SD, IO, 6.412s, 2036	521,924	55,108
IFB Ser. 3107, Class DC, IO, 6.412s, 2035	255,524	31,622
IFB Ser. 3001, Class IH, IO, 6.412s, 2035	532,975	61,441
IFB Ser. 2950, Class SM, IO, 6.412s, 2016	335,143	33,328
IFB Ser. 3256, Class S, IO, 6.402s, 2036	267,425	28,329
IFB Ser. 3031, Class BI, IO, 6.402s, 2035	135,950	19,313
IFB Ser. 3244, Class SB, IO, 6.372s, 2036	151,314	16,523
IFB Ser. 3249, Class SM, IO, 6.362s, 2036	348,624	38,913
IFB Ser. 3236, Class IS, IO, 6.362s, 2036	275,148	29,585
IFB Ser. 3240, Class SM, IO, 6.362s, 2036	349,968	38,604
IFB Ser. 3147, Class SD, IO, 6.362s, 2036	545,174	56,242
IFB Ser. 3067, Class SI, IO, 6.362s, 2035	688,194	86,291
IFB Ser. 3033, Class SG, IO, 6.362s, 2035	132,120	13,564
IFB Ser. 3114, Class TS, IO, 6.362s, 2030	799,527	96,887
IFB Ser. 3128, Class JI, IO, 6.342s, 2036	141,948	14,574
IFB Ser. 2990, Class LI, IO, 6.342s, 2034	266,029	33,572
IFB Ser. 3240, Class S, IO, 6.332s, 2036	522,927	57,783
IFB Ser. 3065, Class DI, IO, 6.332s, 2035	101,630	12,670
IFB Ser. 3210, Class S, IO, 6.312s, 2036	102,189	9,518
IFB Ser. 3145, Class GI, IO, 6.312s, 2036	119,195	13,422
IFB Ser. 3114, Class GI, IO, 6.312s, 2036	137,852	18,116
IFB Ser. 3114, Class IP, IO, 6.312s, 2036	612,350	63,121
IFB Ser. 3218, Class AS, IO, 6.292s, 2036	189,961	19,325
IFB Ser. 3221, Class SI, IO, 6.292s, 2036	216,585	22,206
IFB Ser. 3072, Class SG, IO, 6.292s, 2035	1,249,003	154,758
IFB Ser. 3153, Class UI, IO, 6.282s, 2036	443,763	65,230
IFB Ser. 3424, Class XI, IO, 6.282s, 2036	567,645	58,089
IFB Ser. 3485, Class SI, IO, 6.262s, 2036	180,009	23,021
IFB Ser. 3153, Class QI, IO, 6.262s, 2036	270,440	38,202
IFB Ser. 3346, Class SC, IO, 6.262s, 2033	2,718,309	325,816
IFB Ser. 3346, Class SB, IO, 6.262s, 2033	330,224	39,518
IFB Ser. 3201, Class SG, IO, 6.212s, 2036	293,633	30,570
IFB Ser. 3203, Class SE, IO, 6.212s, 2036	251,215	25,933
IFB Ser. 3238, Class LI, IO, 6.202s, 2036	269,889	28,697
IFB Ser. 3171, Class PS, IO, 6.197s, 2036	244,027	26,365
IFB Ser. 3171, Class ST, IO, 6.197s, 2036	418,556	45,453
IFB Ser. 3510, Class CI, IO, 6.192s, 2037	631,273	67,755
IFB Ser. 3510, Class DI, IO, 6.192s, 2035	394,053	43,744
IFB Ser. 3181, Class PS, IO, 6.182s, 2036	161,436	20,281
IFB Ser. 3284, Class BI, IO, 6.162s, 2037	174,744	17,579
IFB Ser. 3281, Class AI, IO, 6.142s, 2037	449,321	46,267
IFB Ser. 3261, Class SA, IO, 6.142s, 2037	230,612	24,613
IFB Ser. 3311, Class EI, IO, 6.122s, 2037	199,814	21,201
IFB Ser. 3311, Class IA, IO, 6.122s, 2037	264,704	28,350
IFB Ser. 3311, Class IB, IO, 6.122s, 2037	264,704	28,350
IFB Ser. 3311, Class IC, IO, 6.122s, 2037	264,704	28,350
IFB Ser. 3311, Class ID, IO, 6.122s, 2037	264,704	28,350
IFB Ser. 3311, Class IE, IO, 6.122s, 2037	382,350	40,950
IFB Ser. 3311, Class PI, IO, 6.122s, 2037	398,037	44,824
IFB Ser. 3510, Class AS, IO, 6.122s, 2037	1,368,539	156,917
IFB Ser. 3265, Class SC, IO, 6.122s, 2037	186,577	19,111
IFB Ser. 3240, Class GS, IO, 6.092s, 2036	321,010	33,131
IFB Ser. 3257, Class SI, IO, 6.032s, 2036	134,206	13,479
IFB Ser. 3225, Class EY, IO, 6.002s, 2036	1,427,852	135,103
IFB Ser. 3225, Class JY, IO, 6.002s, 2036	590,060	60,068
IFB Ser. 3502, Class DS, IO, 5.862s, 2039	214,260	21,006
IFB Ser. 3339, Class TI, IO, 5.852s, 2037	310,183	30,078
IFB Ser. 3284, Class CI, IO, 5.832s, 2037	492,371	48,415
IFB Ser. 3309, Class SG, IO, 5.782s, 2037	546,368	50,368
IFB Ser. 2965, Class SA, IO, 5.762s, 2032	269,060	26,241
IFB Ser. 3510, Class BI, IO, 5.742s, 2037	561,143	56,760
IFB Ser. 3397, Class SQ, IO, 5.682s, 2037	945,873	83,303
IFB Ser. 248, IO, 5 1/2s, 2037	547,905	83,213
IFB Ser. 3424, Class UI, IO, 5.472s, 2037	398,880	32,366
Ser. 3327, Class IF, IO, zero %, 2037	89,585	1,598
Ser. 3300, PO, zero %, 2037	67,017	56,671
Ser. 242, PO, zero %, 2036	1,049,201	933,621
Ser. 3078, PO, zero %, 2035	74,841	68,836
Ser. 2971, Class KO, PO, zero %, 2035	23,587	23,033
Ser. 2587, Class CO, PO, zero %, 2032	69,484	63,034
Ser. 201, PO, zero %, 2029	75,177	67,556
FRB Ser. 3241, Class FH, zero %, 2036	6,552	6,541
FRB Ser. 3130, Class JF, zero %, 2036	34,568	33,147
FRB Ser. 3326, Class WF, zero %, 2035	200,802	184,824
FRB Ser. 3251, Class TP, zero %, 2035	91,067	87,366
FRB Ser. 3003, Class XF, zero %, 2035	175,068	160,997
FRB Ser. 2980, Class BU, zero %, 2035	7,354	7,326
FRB Ser. 2963, Class TW, zero %, 2035	29,627	27,209
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.516s, 2033	41,000	32,206
Ser. 07-C1, Class XC, IO, 0.089s, 2019	16,454,684	50,763
Government National Mortgage Association
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	163,922	28,199

IFB Ser. 08-47, Class S, IO, 7.413s, 2038	346,787	39,345
IFB Ser. 05-68, Class PU, IO, 7.011s, 2032	277,056	28,492
IFB Ser. 04-59, Class SC, IO, 6.913s, 2034	123,343	15,343
IFB Ser. 04-26, Class IS, IO, 6.913s, 2034	209,825	17,556
IFB Ser. 05-68, Class SN, IO, 6.913s, 2034	1,125,522	116,446
IFB Ser. 07-47, Class SA, IO, 6.813s, 2036	325,895	32,170
IFB Ser. 04-47, Class SY, IO, 6.773s, 2034	591,351	62,583
IFB Ser. 04-96, Class KS, IO, 6.711s, 2034	510,076	63,581
IFB Ser. 06-16, Class GS, IO, 6.701s, 2036	61,537	6,855
IFB Ser. 04-5, Class PS, IO, 6.661s, 2033	320,000	45,539
IFB Ser. 07-35, Class NY, IO, 6.613s, 2035	326,397	31,104
IFB Ser. 07-36, Class SW, IO, 6.611s, 2035	246,715	14,777
IFB Ser. 07-22, Class S, IO, 6.511s, 2037	170,506	18,605
IFB Ser. 05-84, Class AS, IO, 6.511s, 2035	459,587	47,790
IFB Ser. 05-77, Class CS, IO, 6.511s, 2032	543,610	47,545
IFB Ser. 07-51, Class SJ, IO, 6.461s, 2037	210,956	21,543
IFB Ser. 04-104, Class IS, IO, 6.461s, 2034	130,165	13,030
IFB Ser. 07-53, Class SY, IO, 6.446s, 2037	604,776	61,091
IFB Ser. 07-58, Class PS, IO, 6.411s, 2037	758,273	66,874
IFB Ser. 04-88, Class S, IO, 6.411s, 2032	256,062	18,420
IFB Ser. 07-37, Class SU, IO, 6.403s, 2037	192,870	23,087
IFB Ser. 07-37, Class YS, IO, 6.383s, 2037	147,771	15,984
IFB Ser. 07-59, Class PS, IO, 6.381s, 2037	164,710	13,067
IFB Ser. 07-59, Class SP, IO, 6.381s, 2037	89,032	7,312
IFB Ser. 07-16, Class KU, IO, 6.361s, 2037	4,660,520	486,418
IFB Ser. 08-6, Class TI, IO, 6.313s, 2032	998,565	77,963
IFB Ser. 04-22, Class SE, IO, 6.311s, 2034	315,857	29,414
IFB Ser. 04-22, Class SG, IO, 6.311s, 2034	909,777	118,844
IFB Ser. 08-6, Class ST, IO, 6.311s, 2032	2,338,023	218,909
IFB Ser. 07-17, Class AI, IO, 6.263s, 2037	657,844	85,178
IFB Ser. 09-13, Class SD, IO, 6.263s, 2033	1,105,713	86,575
IFB Ser. 07-78, Class SA, IO, 6.243s, 2037	546,579	51,724
IFB Ser. 08-2, Class SM, IO, 6.213s, 2038	801,947	73,983
IFB Ser. 07-9, Class AI, IO, 6.213s, 2037	237,387	22,554
IFB Ser. 06-26, Class S, IO, 6.211s, 2036	1,685,859	162,569
IFB Ser. 06-38, Class SW, IO, 6.211s, 2036	3,357,508	289,484
IFB Ser. 06-23, Class S, IO, 6.211s, 2036	5,977,323	569,639
IFB Ser. 08-9, Class SK, IO, 6.191s, 2038	811,628	79,442
IFB Ser. 09-35, Class SP, IO, 6.113s, 2037	714,740	80,001
IFB Ser. 05-71, Class SA, IO, 6.073s, 2035	573,751	58,565
IFB Ser. 05-65, Class SI, IO, 6.061s, 2035	130,755	13,261
IFB Ser. 05-92, Class SP, IO, 6.011s, 2035	7,377,639	644,953
IFB Ser. 06-16, Class SX, IO, 6.001s, 2036	581,566	56,307
IFB Ser. 05-66, Class S, IO, 5.963s, 2035	4,780,304	577,891
IFB Ser. 07-17, Class IB, IO, 5.961s, 2037	129,965	15,844
IFB Ser. 06-10, Class SM, IO, 5.961s, 2036	1,243,097	119,225
IFB Ser. 06-14, Class S, IO, 5.961s, 2036	219,355	19,164
IFB Ser. 05-57, Class PS, IO, 5.961s, 2035	397,332	38,071
IFB Ser. 06-11, Class ST, IO, 5.951s, 2036	136,214	12,618
IFB Ser. 07-25, Class KS, IO, 5.913s, 2037	275,560	22,888
IFB Ser. 07-21, Class S, IO, 5.913s, 2037	310,374	26,083
IFB Ser. 07-7, Class JI, IO, 5.911s, 2037	391,436	37,038
IFB Ser. 07-17, Class SI, IO, 5.901s, 2037	952,869	102,319
IFB Ser. 07-31, Class AI, IO, 5.893s, 2037	212,241	23,490
IFB Ser. 05-17, Class S, IO, 5.891s, 2035	318,368	32,942
IFB Ser. 07-62, Class S, IO, 5.863s, 2037	352,833	32,764
IFB Ser. 07-43, Class SC, IO, 5.813s, 2037	200,243	17,519
IFB Ser. 05-3, Class SN, IO, 5.811s, 2035	849,792	82,302
IFB Ser. 04-87, Class SD, IO, 5.811s, 2034	33,614	3,109
IFB Ser. 07-28, Class SB, IO, 5.761s, 2037	573,191	54,144
IFB Ser. 04-89, Class HS, IO, 5.711s, 2034	172,608	15,669
IFB Ser. 04-41, Class SG, IO, 5.711s, 2034	730,612	39,955
FRB Ser. 07-49, Class UF, zero %, 2037	16,987	16,071
FRB Ser. 07-33, Class TB, zero %, 2037	44,390	44,251
FRB Ser. 07-35, Class UF, zero %, 2037	40,030	37,722
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class A2, 5.117s, 2037	155,000	156,471
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	170,000	149,197
Ser. 06-GG6, Class A2, 5.506s, 2038	272,000	272,845
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	99,000	91,080
Ser. 06-GG8, Class X, IO, 0.666s, 2039	2,040,657	41,481
Ser. 03-C1, Class X1, IO, 0.29s, 2040	4,765,829	84,876
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.066s, 2037	627,171	357,487
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.395s, 2037 (F)	426,177	213,089
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.973s, 2036	109,502	54,686
FRB Ser. 07-AR15, Class 1A1, 5.912s, 2037	360,822	198,452
FRB Ser. 07-AR9, Class 2A1, 5.861s, 2037	371,548	193,205
FRB Ser. 05-AR31, Class 3A1, 5.472s, 2036	730,464	416,364
FRB Ser. 07-AR11, Class 1A1, 5.182s, 2037	338,751	179,538
FRB Ser. 05-AR5, Class 4A1, 5.139s, 2035	309,457	183,602
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.054s, 2036	263,864	135,914
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036	255,297	155,731
FRB Ser. 06-A6, Class 1A1, 0.445s, 2036	161,458	75,774
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	72,000	64,623
Ser. 07-CB20, Class A3, 5.863s, 2051	422,000	395,641
Ser. 06-CB15, Class A4, 5.814s, 2043	317,000	267,064
FRB Ser. 07-LD11, Class A3, 5.798s, 2049	213,000	198,118
Ser. 07-CB20, Class A4, 5.794s, 2051	96,000	74,418
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	36,011
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,711,378	53,656
Ser. 06-CB17, Class X, IO, 0.512s, 2043	2,410,457	50,443
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	4,776,416	51,452

Ser. 06-CB16, Class X1, IO, 0.102s, 2045		3,082,994	25,626
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.092s, 2051		8,311,676	57,956
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		119,000	71,727
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029		128,000	120,962
Ser. 07-C2, Class XW, IO, 0.547s, 2040		1,052,575	21,977
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038		1,742,642	43,838
Ser. 03-C5, Class XCL, IO, 0.235s, 2037		1,220,253	20,153
Ser. 05-C2, Class XCL, IO, 0.176s, 2040		5,829,897	38,477
Ser. 06-C7, Class XCL, IO, 0.117s, 2038		3,194,677	31,091
Ser. 07-C2, Class XCL, IO, 0.103s, 2040		9,048,158	65,649
Ser. 06-C1, Class XCL, IO, 0.098s, 2041		12,201,311	74,950
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 1.238s, 2017		66,000	45,377
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.692s, 2040		156,000	10,920
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		200,428	126,019
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		6,000,896	56,698
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.788s, 2022		270,899	176,084
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.794s, 2030		49,000	29,132
FRB Ser. 05-A9, Class 3A1, 5.273s, 2035		299,296	232,337
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050		118,000	101,348
FRB Ser. 07-C1, Class A4, 5.829s, 2050		127,000	95,410
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049		503,000	381,597
FRB Ser. 07-8, Class A2, 5.92s, 2049		138,000	130,052
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.521s, 2017		215,732	17,259
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	151,752
FRB Ser. 08-T29, Class A3, 6.28s, 2043		69,000	65,889
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042		317,000	273,028
Ser. 06-T21, Class A2, 5.09s, 2052		295,000	294,966
Ser. 05-HQ6, Class A4A, 4.989s, 2042		183,000	173,619
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	144,892
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		360,000	18,000
Ser. 07-HQ13, Class X1, IO, 0.668s, 2044		4,950,614	97,082
Ser. 05-HQ5, Class X1, IO, 0.144s, 2042		1,916,122	8,431
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.609s, 2035		291,174	155,633
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.094s, 2030		78,000	52,260
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		31,001	28,799
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		100,000	35,179
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		409,854	245,913
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.557s, 2036		648,291	21,653
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		648,100	356,455
FRB Ser. 06-9, Class 1A1, 5.025s, 2036		117,117	61,490
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.965s, 2037		1,464,387	141,863
Ser. 07-4, Class 1A4, IO, 1s, 2037		1,464,387	43,287
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.429s, 2037		884,383	74,065
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	46,127	46,181
FRB Ser. 05-CT1A, Class D, 1.964s, 2014 (United
Kingdom)	GBP	102,358	57,780
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	54,698	22,817
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051		$395,000	346,865
Ser. 07-C31, Class A2, 5.421s, 2047		903,000	880,331
Ser. 07-C30, Class A3, 5.246s, 2043		4,090,000	3,911,908
Ser. 04-C15, Class A4, 4.803s, 2041		226,000	206,936
Ser. 07-C34, IO, 0.358s, 2046		2,286,890	34,530
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.588s, 2018		100,000	30,000
Ser. 07-C31, IO, 0.261s, 2047		8,188,031	75,610
Ser. 06-C27, Class XC, IO, 0.099s, 2045		3,517,109	17,909
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	21,944
Ser. 06-SL1, Class X, IO, 0.935s, 2043		424,205	13,549
Ser. 07-SL2, Class X, IO, 0.849s, 2049		1,316,278	36,922
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.288s, 2034		502,549	46,502

Total mortgage-backed securities (cost $49,290,584)			$50,057,839

CORPORATE BONDS AND NOTES (23.9%)(a)
		Principal amount	Value

Basic materials (1.1%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019

(Luxembourg)	$65,000	$74,728
Bemis Co., Inc. sr. unsec. unsub. notes 6.8s, 2019	25,000	27,348
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	454,000	493,325
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	165,000	164,122
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	50,000	53,000
International Paper Co. sr. unsec. notes 9 3/8s, 2019	143,000	165,165
International Paper Co. sr. unsec. notes 7.4s, 2014	122,000	129,313
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	60,000	63,872
Nalco Co. 144A sr. notes 8 1/4s, 2017	26,000	27,040
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	59,000	65,624
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	16,000	16,926
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 8.95s, 2014 (Australia)	72,000	83,664
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	55,000	58,083
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)	21,000	24,439
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)	31,000	35,108
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)	26,000	28,925
		1,510,682

Capital goods (0.4%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	35,000	36,269
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	55,000	56,925
Boeing Co. (The) sr. unsec. unsub. notes 5 7/8s, 2040	30,000	30,798
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)	250,000	241,250
Eaton Corp. notes 5.6s, 2018	65,000	64,768
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	110,000	123,408
		553,418

Communication services (1.9%)
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	49,000	48,265
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	31,000	40,475
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	385,000	417,141
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	85,000	90,013
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	20,000	24,204
Comcast Corp. company guaranty 5.9s, 2016	155,000	165,901
Comcast Corp. company guaranty sr. unsec. notes 6.55s,
2039	10,000	10,881
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	75,000	85,189
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	220,000	269,910
Cox Communications, Inc. 144A notes 5 7/8s, 2016	30,000	30,486
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	80,000	91,604
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	116,670
Telecom Italia Capital SA company guaranty sr. unsec.
notes 7.175s, 2019 (Italy)	55,000	61,270
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	155,000	172,028
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)	150,000	159,033
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	105,000	119,394
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	45,000	49,747
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	28,331
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	15,000	16,226
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	68,000	82,076
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	77,000	98,405
Verizon Global Funding Corp. notes 7 3/4s, 2030	110,000	131,210
Verizon Wireless, Inc. 144A notes 5.55s, 2014	220,000	239,260
		2,547,719

Conglomerates (--%)
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	30,000	34,410
		34,410

Consumer cyclicals (2.7%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	62,000	62,000
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	175,000	175,875
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009 (Germany)	40,000	40,108
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	315,000	324,790
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	65,000	65,995
Mohawk Industries, Inc. sr. unsec. notes 6 5/8s, 2016	575,000	533,068
News America, Inc. 144A company guaranty notes 6.9s,

2019	245,000	272,157
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	168,000	172,620
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	1,740,000	1,740,000
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 1.15s, 2009	40,000	39,892
Time Warner, Inc. debs. 9 1/8s, 2013	125,000	144,725
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	15,000	16,101
		3,587,331

Consumer staples (2.7%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	70,000	81,161
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	50,000	62,889
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013 (United Kingdom)	560,000	554,090
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	65,211
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	50,000	52,439
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	7,000	7,472
CVS Caremark, Corp. notes 6.6s, 2019	80,000	89,663
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	56,832	59,019
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	105,000	112,293
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	55,000	58,594
Kellogg Co. sr. unsec. notes 4.45s, 2016	10,000	10,246
McDonald's Corp. sr. unsec. notes 5.7s, 2039	150,000	153,246
Reynolds American, Inc. company guaranty 7 1/4s, 2013	1,705,000	1,800,211
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	135,000	143,452
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	75,000	79,194
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	160,000	162,835
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	100,000	106,607
		3,598,622

Energy (1.2%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	100,000	107,396
ConocoPhillips notes 6 1/2s, 2039	85,000	96,789
Devon Energy Corp. sr. notes 6.3s, 2019	20,000	21,938
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	10,000	11,271
EOG Resources, Inc. notes 6 7/8s, 2018	105,000	122,243
Halliburton Co. sr. unsec. notes 7.45s, 2039	90,000	111,518
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	30,000	32,205
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	50,458
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	55,000	58,308
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	30,000	30,921
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)	110,000	120,725
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	253,523
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (China)	175,000	227,465
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020	90,000	101,700
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	85,000	95,092
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	55,000	57,342
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	65,000	72,213
		1,571,107

Financials (5.5%)
Aflac, Inc. sr. notes 8 1/2s, 2019	35,000	39,327
American Express Co. sr. unsec. notes 8 1/8s, 2019	275,000	303,844
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	230,000	118,450
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s,
2016	190,000	193,286
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.079s, 2027	160,000	83,306
Barclays Bank PLC sr. unsec. unsub. notes 6 3/4s, 2019	100,000	108,568
Barclays Bank PLC 144A sub. notes 10.179s, 2021	264,000	308,927
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	115,000	127,466
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	230,000	257,836
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.683s, 2012	189,063	165,236
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 0.93s, 2009	60,000	59,907
Chubb Corp. (The) sr. notes 6 1/2s, 2038	40,000	43,832
Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	5,000	5,324
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	395,000	363,249
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	135,000	133,825
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.07s, 2010	135,000	131,447
Citigroup, Inc. sub. notes 5s, 2014	110,000	98,448
Deutsche Bank AG/London notes 4 7/8s, 2013 (United
Kingdom)	330,000	344,767
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	40,000	37,739
Fleet Capital Trust V bank guaranty FRN 1.613s, 2028	135,000	71,394
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.156s, 2016	145,000	116,782
General Electric Capital Corp. sr. unsec. notes Ser.

MTN, 6 7/8s, 2039		150,000	146,446
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	73,312
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018		$540,000	351,000
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		55,000	64,225
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	30,122
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		60,000	53,165
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	301,536
JPMorgan Chase & Co. notes 6.4s, 2038		30,000	32,635
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.3s, 2019		80,000	86,910
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058		190,000	164,570
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	144,005
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	73,865
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		110,000	117,949
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		80,000	80,209
Merrill Lynch & Co., Inc. notes 5.45s, 2013		101,000	102,101
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011		35,000	33,368
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		300,000	288,374
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016		100,000	101,129
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	31,544
Prudential Financial, Inc. sr. notes 7 3/8s, 2019		15,000	15,895
Prudential Financial, Inc. sr. notes 6.2s, 2015		15,000	15,415
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		170,000	162,715
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		215,000	229,126
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		43,000	44,662
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)		80,000	77,218
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		90,000	81,939
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		459,000	422,854
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		450,000	435,506
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		130,000	132,085
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		105,000	110,037
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.818s,
2012		35,000	33,609
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		105,000	106,575
			7,257,061

Government (3.9%)
European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Supra-Nation)	CHF	700,000	710,301
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,244,810
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	2,289,178
			5,244,289

Health care (0.9%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$200,000	193,104
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037		45,000	49,280
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		26,000	30,067
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		64,000	69,830
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018		175,000	189,977
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039		15,000	16,357
Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019		15,000	15,776
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019		160,000	167,659
Pfizer, Inc. sr. unsec. notes 7.2s, 2039		141,000	177,053
Pfizer, Inc. sr. unsec. notes 6.2s, 2019		44,000	49,963
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039		90,000	109,351
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		85,000	75,492
WellPoint, Inc. notes 7s, 2019		80,000	85,138
			1,229,047

Technology (0.3%)
Dell, Inc. sr. unsec. notes 5 7/8s, 2019		5,000	5,199
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017		60,000	61,907
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012		53,000	56,545
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	104,447
Xerox Corp. sr. notes 8 1/4s, 2014		58,000	62,572
Xerox Corp. sr. unsec. notes 6.35s, 2018		115,000	114,978
			405,648

Transportation (0.2%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014		10,000	10,968
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018		45,000	47,658

Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020		110,000	118,160
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022		45,513	33,224
			210,010

Utilities and power (3.1%)
Ameren Corp. sr. unsec. notes 8 7/8s, 2014		63,000	67,956
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017		40,000	39,830
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019		85,000	103,471
Beaver Valley II Funding debs. 9s, 2017		84,000	82,927
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		109,094	104,974
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018		70,000	75,392
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019		120,000	129,712
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		215,000	230,209
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018		90,000	94,994
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032		105,000	123,785
Electricite de France 144A notes 6.95s, 2039 (France)		200,000	243,148
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		85,000	90,671
Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	374,045
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		$20,000	19,650
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	124,971
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	39,341
Nevada Power Co. notes 6 1/2s, 2018		195,000	212,276
Oncor Electric Delivery Co. sec. bonds 5.95s, 2013		165,000	177,559
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		30,000	38,000
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		108,858	107,471
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018		70,000	77,480
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013		140,000	147,226
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	79,137
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019		190,000	218,983
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	48,602
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	505,000	744,137
West Penn Power Co. 144A 1st mtge. 5.95s, 2017		$170,000	164,017
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	172,417
			4,132,381

Total corporate bonds and notes (cost $29,359,601)			$31,881,725

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$409,428	$436,121
			436,121

U.S. Government Agency Mortgage Obligations (20.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		95,844	101,976
5 1/2s, June 1, 2035		106,254	111,144
5 1/2s, April 1, 2020		117,057	123,765
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		338,758	371,535
6 1/2s, TBA, August 1, 2039		2,000,000	2,138,750
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		361,406	387,229
6s, July 1, 2037		38,919	40,906
6s, with due dates from May 1, 2021 to October 1, 2021		266,233	283,516
5 1/2s, with due dates from February 1, 2018 to
March 1, 2021		236,617	250,704
5s, May 1, 2037		761,046	780,073
5s, July 1, 2035 (i)		1,524,228	1,573,978
5s, with due dates from May 1, 2020 to March 1, 2021		41,475	43,585
4 1/2s, TBA, August 1, 2039		20,000,000	20,109,376
4s, with due dates from May 1, 2019 to
September 1, 2020		526,626	544,022
			26,860,559

Total U.S. government and agency mortgage obligations (cost $26,858,090)			$27,296,680

U.S. TREASURY OBLIGATIONS (2.0%)(a)
		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$818,805
U.S. Treasury Notes 4 1/2s, February 28, 2011 (i)		260,000	279,716
U.S. Treasury Notes 3 5/8s, May 15, 2013 (i)		1,415,000	1,510,131

Total U.S. treasury obligations (cost $2,538,415)			$2,608,652

FOREIGN GOVERNMENT BONDS AND NOTES (11.2%)(a)
		Principal amount/Units	Value

Abu Dhabi (Emirate of) 144A notes 5 1/2s, 2014		$325,000	$340,792
Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	2,862,861
Brazil (Federal Republic of) notes zero %, 2012	BRL	837	443,112
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$100,000	102,400
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	872,986
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,868,916
France (Government of) bonds 4s, 2013	EUR	63	95
Italy (Republic of) sr. unsec. unsub. notes Ser. EMTN,
3 1/8s, 2010	CHF	1,900,000	1,813,822
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,167,599
Netherlands (Government of) bonds 5s, 2012	EUR	2,500,000	3,874,312
Poland (Government of) sr. unsec. unsub. bonds 6 3/8s,
2019		$75,000	78,505
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	587,158
United Kingdom bonds 4 1/4s, 2036	GBP	610,000	976,318

Total foreign government bonds and notes (cost $12,552,585)			$14,988,876

ASSET-BACKED SECURITIES (5.9%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
0.435s, 2036		$56,000	$16,505
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		19,000	25,520
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	78,464
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 3.535s, 2034		15,989	4,661
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		239,256	127,580
Ser. 00-A, Class A2, 7.575s, 2030		51,064	26,844
Ser. 99-B, Class A-5, 7.44s, 2020		146,034	74,477
Ser. 99-B, Class A4, 7.3s, 2016		144,791	71,452
Ser. 99-B, Class A3, 7.18s, 2015		231,168	115,964
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		249,805	15,787
Ser. 00-4, Class A6, 8.31s, 2032		655,924	475,066
Ser. 00-5, Class A7, 8.2s, 2032		192,000	146,017
Ser. 00-1, Class A5, 8.06s, 2031		118,635	80,905
Ser. 00-4, Class A5, 7.97s, 2032		40,779	28,829
Ser. 00-5, Class A6, 7.96s, 2032		83,701	63,834
Ser. 01-4, Class A4, 7.36s, 2033		214,345	188,644
Ser. 00-6, Class A5, 7.27s, 2031		28,483	24,383
Ser. 01-1, Class A5, 6.99s, 2032		324,187	272,536
FRB Ser. 02-1, Class M1A, 2.359s, 2033		418,000	144,974
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.675s, 2034		77,380	58,786
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)		11,121	1
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.435s, 2036		87,000	34,510
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
0.615s, 2036		124,000	47,774
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 2.498s, 2043 (F)	GBP	217,605	43,321
FRB Ser. 03-2, Class 2C1, 3.519s, 2043 (F)	EUR	455,000	77,362
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,860	179,064
Ser. 94-4, Class B2, 8.6s, 2019		80,451	46,809
Ser. 99-5, Class A5, 7.86s, 2030		1,031,560	812,359
Ser. 95-4, Class B1, 7.3s, 2025		84,541	56,006
Ser. 97-6, Class M1, 7.21s, 2029		14,000	6,554
Ser. 96-1, Class M1, 7s, 2027		116,475	87,766
Ser. 93-3, Class B, 6.85s, 2018		4,077	2,872
Ser. 98-3, Class A6, 6.76s, 2030		225,451	185,684
Ser. 99-3, Class A7, 6.74s, 2031		239,349	221,849
Ser. 99-1, Class A6, 6.37s, 2025		22,000	20,360
Ser. 99-1, Class A5, 6.11s, 2023		14,723	14,600
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		868,292	705,126
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		45,069	44,619
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 2.085s, 2030		56,488	1,695
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.474s, 2036		145,583	53,866
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.615s, 2036		63,000	22,699
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,020,821	610,198
FRB Ser. 07-6, Class 2A1, 0.495s, 2037		517,412	177,944
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.035s,
2037		300,000	45,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		362,866	157,847
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.545s, 2036		59,000	15,855
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		11,682	8,886
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		9,884	412
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 3.485s, 2034		16,317	1,343
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.445s, 2036		74,000	41,699
FRB Ser. 06-2, Class A2C, 0.435s, 2036		74,000	41,427
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		81,137	38,540

Ser. 99-D, Class A1, 7.84s, 2029		192,319	132,700
Ser. 00-A, Class A2, 7.765s, 2017		28,847	15,070
Ser. 00-D, Class A4, 7.4s, 2030		309,000	196,488
Ser. 02-B, Class A4, 7.09s, 2032		78,579	60,999
Ser. 01-D, Class A4, 6.93s, 2031		167,875	115,203
Ser. 98-A, Class M, 6.825s, 2028		12,000	5,554
Ser. 01-E, Class A4, 6.81s, 2031		10,693	8,583
Ser. 01-C, Class A2, 5.92s, 2017		96,248	39,917
Ser. 01-D, Class A3, 5.9s, 2022		57,358	28,311
Ser. 02-C, Class A1, 5.41s, 2032		249,670	164,158
Ser. 01-E, Class A2, 5.05s, 2019		245,353	173,111
Ser. 02-A, Class A2, 5.01s, 2020		123,831	63,641
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		51,360	42,509
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.415s, 2036		114,000	39,175
Pillar Funding PLC 144A FRB Ser. 04-2A, Class C,
1.509s, 2011 (United Kingdom)		100,000	95,000
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		30,709	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-BR5, Class A2A, 0.415s, 2037		118,839	77,840
FRB Ser. 07-BR4, Class A2A, 3/8s, 2037		107,267	65,301
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.495s, 2036		125,000	37,770
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.455s, 2036		59,000	36,467
FRB Ser. 06-3, Class A3, 0.445s, 2036		25,000	10,194
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.545s, 2036		59,000	1,282
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.004s, 2015		370,293	259,205
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037		188,000	22,560
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.395s, 2037		648,212	388,992

Total asset-backed securities (cost $12,182,784)			$7,925,305

PURCHASED OPTIONS OUTSTANDING (2.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$6,600,000	$99,792
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	9,000,000	34,740
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	8,258,000	438,665
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	8,258,000	440,482
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	6,600,000	669,108
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	9,000,000	1,158,750

Total purchased options outstanding (cost $1,846,505)			$2,841,537

SENIOR LOANS (0.4%)(a)(c)
		Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B, 2.81s,
2013		$26,736	$25,319
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.059s, 2014		26,038	22,425
Aramark Corp. bank term loan FRN 2.096s, 2014		1,613	1,528
Aramark Corp. bank term loan FRN Ser. B, 2.473s, 2014		25,387	24,054
Charter Communications, Inc. bank term loan FRN
6 1/4s, 2014		26,595	24,820
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.802s, 2014		26,594	20,488
First Data Corp. bank term loan FRN Ser. B1, 3.036s,
2014		26,594	22,339
Freescale Semiconductor, Inc. bank term loan FRN
Ser. B, 2.059s, 2013		17,605	12,946
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.504s, 2015		23,631	18,905
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014		1,068	722
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.388s, 2014		18,755	12,671
Intelsat Corp. bank term loan FRN Ser. B2, 2.804s, 2011		8,862	8,419
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.804s,
2013		8,865	8,422
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.804s,
2013		8,862	8,419
Level 3 Communications, Inc. bank term loan FRN
2.698s, 2014		27,000	23,113

MetroPCS Wireless, Inc. bank term loan FRN 3.045s, 2013	26,590	25,393
National Bedding Co. bank term loan FRN 2.313s, 2011	11,818	10,164
Navistar Financial Corp. bank term loan FRN 3.496s,
2012	7,200	6,672
Navistar International Corp. bank term loan FRN 3.56s,
2012	19,800	18,348
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TA, 2.3s, 2013	8,245	7,650
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TB, 4.05s, 2016	17,216	16,157
NRG Energy, Inc. bank term loan FRN 2.016s, 2014	15,910	15,075
NRG Energy, Inc. bank term loan FRN 0.498s, 2014	8,528	8,081
Polypore, Inc. bank term loan FRN Ser. B, 2.57s, 2014	26,593	24,931
Spectrum Brands, Inc. bank term loan FRN 3.926s, 2013
(In default) (NON)	1,723	1,565
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6 1/4s, 2013 (In default) (NON)	24,978	22,688
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014	4,502	4,012
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.677s, 2014	30,274	26,982
SunGard Data Systems, Inc. bank term loan FRN 2.454s,
2014	1,224	1,156
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.341s, 2016	25,367	24,238
Travelport bank term loan FRN Ser. B, 2.914s, 2013	10,786	9,077
Travelport bank term loan FRN Ser. DD, 2.81s, 2013	15,969	13,534
TW Telecom, Inc. bank term loan FRN Ser. B, 2.31s, 2013	26,591	25,565
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.56s, 2014	27,000	21,713
Wesco Aircraft Hardware Corp. bank term loan FRN
2.56s, 2013	27,000	24,106
West Corp. bank term loan FRN 2.668s, 2013	26,659	25,226

Total senior loans (cost $583,474)		$566,923

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$100,000	$103,306
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	165,000	111,865

Total municipal bonds and notes (cost $265,727)		$215,171

SHORT-TERM INVESTMENTS (18.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	21,277,838	$21,277,838
SSgA Prime Money Market Fund (i)	$2,560,000	2,560,000
U.S. Treasury Bills for an effective yield of zero %, December 17, 2009 (i)	115,000	114,908
U.S. Treasury Bills with effective yields ranging from
0.45% to 0.48%, November 19, 2009 (SEG)	176,000	175,664
U.S. Treasury Cash Management Bills with effective
yields ranging from 0.31% to 0.47%, April 1, 2010
(SEG) (SEGSF)	1,100,000	1,096,514

Total short-term investments (cost $25,225,173)		$25,224,924

TOTAL INVESTMENTS

Total investments (cost $160,702,938) (b)		$163,607,632

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/09 (aggregate face value $80,926,273) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,248,565	$7,839,660	8/19/09	$408,905
British Pound	4,189,345	4,113,774	8/19/09	75,571
Canadian Dollar	158,086	155,503	8/19/09	2,583
Czech Koruna	175,140	168,713	8/19/09	6,427
Euro	35,575,891	35,366,947	8/19/09	208,944
Hungarian Forint	160,645	152,210	8/19/09	8,435
Japanese Yen	25,024,439	25,042,020	8/19/09	(17,581)
Malaysian Ringgit	276,787	274,767	8/19/09	2,020
Mexican Peso	344,512	342,323	8/19/09	2,189
Norwegian Krone	4,116,457	3,890,960	8/19/09	225,497
Polish Zloty	863,279	797,528	8/19/09	65,751
Singapore Dollar	237,420	234,458	8/19/09	2,962
South African Rand	515,425	498,780	8/19/09	16,645
South Korean Won	1,019,901	984,347	8/19/09	35,554
Swedish Krona	729,045	670,123	8/19/09	58,922
Taiwan Dollar	396,837	394,160	8/19/09	2,677

Total				$1,105,501

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/09 (aggregate face value $26,514,717) (Unaudited)
		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$858,939	$817,505	8/19/09	$(41,434)
Brazilian Real	423,342	397,990	8/19/09	(25,352)
British Pound	1,475,014	1,449,680	8/19/09	(25,334)
Canadian Dollar	2,159,486	2,012,598	8/19/09	(146,888)
Czech Koruna	420,441	405,698	8/19/09	(14,743)
Danish Krone	1,284,762	1,260,518	8/19/09	(24,244)
Euro	5,344,808	5,304,156	8/19/09	(40,652)
Polish Zloty	205,977	192,051	8/19/09	(13,926)
South African Rand	215,698	209,081	8/19/09	(6,617)
Swedish Krona	2,278,988	2,106,157	8/19/09	(172,831)
Swiss Franc	12,534,140	12,359,283	8/19/09	(174,857)

Total				$(686,878)

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$2,954,715	Sep-09	$920
Canadian Government Bond 10 yr (Long)	1	111,673	Sep-09	(866)
Euro-Bobl 5 yr (Long)	50	8,276,268	Sep-09	1,142
Euro-Bund 10 yr (Short)	61	10,609,071	Sep-09	(70,150)
Euro-Buxl 30 yr Bond (Long)	12	1,676,260	Sep-09	111,115
Euro-Dollar 90 day (Short)	58	14,428,225	Sep-09	(282,104)
Euro-Dollar 90 day (Short)	80	19,858,000	Dec-09	(505,013)
Euro-Dollar 90 day (Short)	3	742,613	Mar-10	(20,221)
Euro-Euribor Interest Rate 90 day (Long)	17	5,927,668	Dec-10	17,487
Euro-Euribor Interest Rate 90 day (Long)	20	7,000,447	Sep-10	31,514
Euro-Euribor Interest Rate 90 day (Short)	17	6,000,954	Dec-09	(56,656)
Euro-Euribor Interest Rate 90 day (Short)	20	7,067,427	Sep-09	(57,344)
Euro-Schatz 2 yr (Short)	248	38,226,426	Sep-09	(111,771)
Japanese Government Bond 10 yr (Short)	2	2,914,539	Sep-09	1,257
Japanese Government Bond 10 yr Mini (Long)	31	4,515,573	Sep-09	48,709
U.K. Gilt 10 yr (Long)	8	1,567,416	Sep-09	16,796
U.S. Treasury Bond 20 yr (Long)	68	8,092,000	Sep-09	90,438
U.S. Treasury Note 2 yr (Long)	14	3,032,094	Sep-09	(148)
U.S. Treasury Note 5 yr (Short)	51	5,884,523	Sep-09	9,352
U.S. Treasury Note 10 yr (Long)	96	11,259,000	Sep-09	(43,608)

Total				$(819,151)

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $6,818,923) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$6,909,000	Jul-11/4.52	$442,660
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,454,500	Jul-11/4.5475	225,441
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,909,000	Jul-11/4.52	431,882
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,454,500	Jul-11/4.5475	212,624
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,966,000	Nov-09/4.40	896,313
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	453,144
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	473,551
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	819,615
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	432,899
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,966,000	Nov-09/4.40	225,538
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	476,350
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	459,259
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	610,761
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	8,258,000	Jun-10/5.23	169,537
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	8,258,000	Jun-10/5.235	169,867
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	176,766

Total			$6,676,207

TBA SALE COMMITMENTS OUTSTANDING at 7/31/09 (proceeds receivable $18,973,750) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, August 1, 2039	$19,000,000	8/13/09	$19,103,907

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,142,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$101,379

	5,900,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(370,208)

	48,160,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,819,038

	6,774,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(327,001)

	83,132,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,682,785

	3,364,000		(14,175)	10/8/38	3 month USD-LIBOR-BBA	4.30%	105,623

	885,000		(805)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(30,361)

	8,981,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(789,198)

	4,436,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(113,730)

	6,373,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	176,048

	2,580,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(316,755)

Barclays Bank PLC
	9,735,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(820,906)

Citibank, N.A.
JPY	222,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(122,628)

EUR	903,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	4,388

EUR	1,032,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	5,280

	$2,207,000		--	7/17/19	3.8675%	3 month USD-LIBOR-BBA	(27,786)

	7,783,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(106,929)

MXN	12,100,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	72,043

MXN	3,630,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	21,364

	$1,730,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(63,730)

	27,682,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,325,151

	6,548,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(419,312)

	40,458,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,341,035

	23,214,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	468,003

	7,224,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(87,688)

MXN	6,500,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	2,463

	$1,938,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	272,912

	4,552,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	228,962

Citibank, N.A., London
JPY	530,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	260,384

Credit Suisse International
	$16,626,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	549,577

	3,527,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	136,888

	9,069,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	280,766

	20,955,000		14,701	10/31/13	3.80%	3 month USD-LIBOR-BBA	(1,178,100)

	11,200,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	129,250

	4,740,000		(50,663)	12/10/38	2.69%	3 month USD-LIBOR-BBA	1,138,120

	13,660,000		89,944	12/10/28	3 month USD-LIBOR-BBA	2.81%	(2,277,171)

	6,050,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	1,488,164

	12,386,000		--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	354,871

	3,215,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	4,836

	1,047,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(93,870)

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(415,068)

	$1,730,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	183,301

SEK	19,790,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(1,673)

SEK	19,790,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(2,661)

SEK	6,600,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(1,537)

SEK	6,600,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	(64)

	$3,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	92,809

Deutsche Bank AG
	10,402,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	64,510

	89,940,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(272,399)

	2,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	89,037

	8,038,000		--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(15,250)

	2,724,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(37,425)

	2,298,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(265,548)

	47,500,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	760,623

	7,586,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	93,296

	2,083,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(351,884)

	3,822,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	29,817

	2,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	54,322

	1,345,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	27,665

	6,046,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	129,350

	4,679,000		--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(102,846)

	3,116,000		--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(516,815)

	2,477,000		--	1/22/14	2.055%	3 month USD-LIBOR-BBA	69,100

	5,244,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(663,843)

	12,620,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	62,380

	52,041,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	151,945

	21,426,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(1,493,303)

	3,306,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(308,594)

	9,251,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	26,393

	28,569,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(61,042)

	10,509,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(830,320)

	1,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(2,838)

	18,943,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(62,488)

	6,027,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(437,703)

	6,549,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	19,438

	1,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(16,936)

	153,000,000		--	3/16/11	1.6725%	3 month USD-LIBOR-BBA	(1,975,851)

	75,000,000		--	3/16/16	3 month USD-LIBOR-BBA	2.85%	(1,289,274)

	19,000,000		--	3/16/29	3.29%	3 month USD-LIBOR-BBA	1,913,876

	46,139,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	366,677

	19,600,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	160,381

	63,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	713,090

	29,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(1,785,172)

Goldman Sachs International
	3,393,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(440,403)

JPY	139,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(80,989)

	$1,123,000		--	7/31/14	3 month USD-LIBOR-BBA	3.075%	10,120

AUD	4,550,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(54,142)

GBP	4,340,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(37,861)

GBP	4,350,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(69,814)

JPMorgan Chase Bank, N.A.
	$809,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(129,559)

	6,839,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	254,739

	18,147,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	337,217

	3,922,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	206,264

	6,903,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	169,295

	4,186,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	3,693

	6,004,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(294,376)

	1,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	45,546

	15,327,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	135,826

	5,578,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	53,578

	5,103,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	142,328

	18,666,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	508,594

CAD	4,100,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	9,939

CAD	1,310,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(7,020)

	$6,004,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(295,637)

CAD	6,530,000		--	6/9/10	0.57%	1 month CAD-BA-CDOR	(2,423)

EUR	2,100,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	16,280

	$7,407,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(257,502)

	4,446,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	70,599

AUD	1,520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	391

CAD	1,520,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(16,389)

JPY	153,840,000		--	9/18/15	1.19%	6 month JPY-LIBOR-BBA	(15,883)

	$4,340,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(469,394)

	2,297,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	69,036

	2,802,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	129,137

EUR	11,390,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	1,577,339

JPY	1,650,000,000		--	11/10/15	6 month JPY-LIBOR-BBA	1.3225%	280,587

EUR	5,690,000	(E)	--	7/27/24	6 month EUR-EURIBOR-REUTERS	5.1355%	27,246

JPY	89,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(7,904)

JPY	120,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	7,324

	$8,900,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(1,186)

	5,815,000	(E)	--	8/3/14	3 month USD-LIBOR-BBA	3.061%	45,706

EUR	15,200,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,227,663

PLN	2,820,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	13,527

	$7,700,000	(E)	--	8/4/14	3 month USD-LIBOR-BBA	2.89%	--

JPY	730,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(312,127)

	$2,310,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	235,563

AUD	3,640,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(46,401)

	$1,155,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(78,799)

	22,000,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	301,687

	2,105,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	222,535

CAD	2,050,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	9

CAD	450,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(24,371)

CAD	2,110,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	42,308

CAD	670,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(44,459)

	$18,953,000		--	3/23/16	3 month USD-LIBOR-BBA	2.6125%	(627,988)

	17,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	142,553

	1,500,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(128,906)

	12,400,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	73,667

	4,620,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	45,133

	26,580,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	508,537

	14,520,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	122,854

	581,000		--	4/9/19	3 month USD-LIBOR-BBA	3.1125%	(23,409)

GBP	2,210,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(52,911)

AUD	4,404,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(29,269)

AUD	4,404,000		--	4/22/10	3%	3 month AUD-BBR-BBSW	11,813

Merrill Lynch Capital Services, Inc.
JPY	139,000,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(85,303)

Merrill Lynch Derivative Products AG
JPY	69,500,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(45,205)

Morgan Stanley Capital Services, Inc.
	$1,400,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	16,156

UBS AG
	6,088,000		209,069	11/10/38	4.45%	3 month USD-LIBOR-BBA	(130,828)

	26,508,000		673,401	11/10/18	4.45%	3 month USD-LIBOR-BBA	(1,182,180)

	1,899,000		24,983	11/24/38	3.3%	3 month USD-LIBOR-BBA	298,691

	518,000		(164)	11/24/10	3 month USD-LIBOR-BBA	2.05%	8,260

	58,630,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	953,367

Total							$3,253,902

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	1,242,000	3/27/14	1.785%	Eurostat	$8,850
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	2,070,000	4/30/13	2.375%	French Consumer	140,004
				Price Index
				excluding tobacco

EUR	2,070,000	4/30/13	(2.41%)	Eurostat	(118,293)
				Eurozone HICP
				excluding tobacco

EUR	2,070,000	5/6/13	2.34%	French Consumer	135,905
				Price Index
				excluding tobacco

EUR	2,070,000	5/6/13	(2.385%)	Eurostat	(115,343)
				Eurozone HICP
				excluding tobacco

	$1,570,000	7/9/14	(1.70%)	USA Non Revised	(1,413)
				Consumer Price
				Index- Urban
				(CPI-U)

	1,256,000	7/13/14	(1.60%)	USA Non Revised	4,810
				Consumer Price
				Index- Urban
				(CPI-U)

EUR	1,640,000	4/23/14	1.60%	Eurostat	(20,216)
				Eurozone HICP
				excluding tobacco

EUR	1,242,000	4/14/14	1.835%	Eurostat	(1,540)
				Eurozone HICP
				excluding tobacco

	$4,700,000	5/18/10	(0.25%)	USA Non Revised	54,285
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$87,049

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	-	$166	$242,000	10/12/52	(134 bp)	$196,701

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--	25,000	12/20/12	95 bp	(6,941)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--	140,000	3/20/12	(95 bp)	(2,554)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	35,635	214,652	7/25/45	18 bp	7,199

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	28,196	160,989	7/25/45	18 bp	6,869

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	170,919	290,000	8/25/37	9 bp	(6,848)

DJ CDX NA IG Series 12
Version 1 Index	-	(69,015)	1,830,000	6/20/14	(100 bp)	(62,044)

Citibank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	50,822	245,797	5/25/46	11 bp	(24,634)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	16,938	91,096	7/25/45	18 bp	4,870

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	20,322	113,826	5/25/46	11 bp	(14,621)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--	75,000	9/20/14	(105 bp)	(2,433)

Mohawk Industries,
Inc., 7.2%, 4/15/12	-	--	575,000	3/20/16	(140 bp)	6,644

Sara Lee Corp., 6 1/8%,
11/1/32	-	--	75,000	9/20/11	(43 bp)	(482)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB	26,085	47,000	1/25/38	76 bp	(6,255)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	82,741	441,607	7/25/45	18 bp	24,239

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	345,423	776,983	5/25/46	11 bp	106,900

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	217,906	367,000	8/25/37	9 bp	(7,799)

DJ CMB NA CMBX AAA Index	-	(680,516)	4,344,000	2/17/51	(35 bp)	198,891

DJ CMB NA CMBX AAA Index	-	(147,332)	1,089,000	2/17/51	(35 bp)	73,127

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	135,000	12/20/13	530 bp	14,853

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	-	--	15,000	12/20/13	(210 bp)	(396)

Deutsche Bank AG
Cadbury Schweppes US
Finance LLC, 5 1/8%,
10/1/13	-	--	560,000	12/20/13	(86 bp)	(13,449)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	12,099	60,731	7/25/45	18 bp	4,053

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	67,668	184,760	5/25/46	11 bp	10,886

DJ CDX NA IG Series 12
Version 1 Index	-	(125,440)	3,251,000	6/20/14	(100 bp)	(113,057)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	275,000	9/20/13	109 bp	(15,246)

Genworth Financial
Inc., 5 3/4%, 6/15/14	-	--	515,000	6/20/18	(143 bp)	176,835

India Government Bond,
5 7/8%, 1/2/10	BBB-/F	--	370,000	1/11/10	170 bp	3,242

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--	480,000	2/19/10	115 bp	2,950

Korea Monetary STAB
Bond, 5.45%, 1/23/10	AA/F	--	695,000	2/1/10	101 bp	1,642

Reynolds American,
Inc., 7 5/8%, 6/1/16	-	--	1,705,000	6/20/13	(105 bp)	50,708

Goldman Sachs International
DJ ABX HE AAA Index	BB	24,677	105,000	1/25/38	76 bp	(47,501)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	49,499	117,950	5/25/46	11 bp	13,290

DJ CDX NA CMBX AAA Index	AAA	4,389	120,000	3/15/49	7 bp	(10,310)

DJ CMB NA CMBX AAA Index	-	(143,720)	1,729,000	2/17/51	(35 bp)	206,302

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA

Series 6 Version 2 Index	AA	56,224	264,768	5/25/46	11 bp	(25,056)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	68,955	185,585	5/25/46	11 bp	11,983

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	1,958,739	5,016,000	2/17/51	35 bp	949,520

Lexmark International,
Inc., 5.9%, 6/1/13	-	--	105,000	6/20/13	(113 bp)	1,055

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	-	--	250,000	6/20/12	(150 bp)	23,808

D.R. Horton Inc.,
7 7/8%, 8/15/11	-	--	170,000	9/20/11	(426 bp)	(8,618)

Pulte Homes Inc.,
5.25%, 1/15/14	-	--	159,000	9/20/11	(482 bp)	(10,501)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	-	(427,814)	10,530,000	6/20/14	(100 bp)	(387,706)

DJ CMB NA CMBX AAA Index	AAA	214,166	1,973,500	2/17/51	35 bp	(186,537)

UBS AG
Starwood Hotels &
Resorts Worldwide,
Inc., 7 7/8%, 5/1/12	-	--	1,740,000	6/20/12	(195 bp)	58,331

Total						$1,201,910

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009. Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $133,502,009.

(b) The aggregate identified cost on a tax basis is $162,181,852, resulting in gross unrealized appreciation and depreciation of $13,135,720 and $11,709,940, respectively, or net unrealized appreciation of $1,425,780.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at July 31, 2009.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at July 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at July 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,683 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $38,407,710 and $17,129,872, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At July 31, 2009, liquid assets totaling $47,551,365 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at July 31, 2009 (as a percentage of Portfolio Value):

United States	82.9%
Austria	3.3
Netherlands	2.5
United Kingdom	1.9
Germany	1.7
Italy	1.2
Denmark	1.2
Canada	1.0
Japan	0.7
Russia	0.7
France	0.6
Supra-Nation	0.5
Other	1.8

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings).

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the fund had net unrealized losses of $7,468,602 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $158,850.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $290,270 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$7,646,775	$278,530

Corporate bonds and notes		--	31,881,725	--

Foreign government bonds and notes		--	14,988,876	--

Mortgage-backed securities		--	50,057,839	--

Municipal bonds and notes		--	215,171	--

Purchased options outstanding		--	2,841,537	--

Senior loans		--	566,923	--

U.S. Government and agency mortgage obligations		--	27,296,680	--

U.S Treasury obligations		--	2,608,652	--

Short-term investments		23,837,838	1,387,086	--

	Totals by level	$23,837,838	$139,491,264	$278,530

		Level 1	Level 2	Level 3

Other financial instruments:		$(819,151)	$(23,622,653)	$74,807

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of July 31, 2009:

				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance
	as of October	discounts/	Realized	appreciation/	purchases/	and/or out	as of July
Investments in securities:	31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities	$582,941	$--	$(44,235)	$(31,299)	$(7,106)	$(221,771)	$278,530

Mortgage-backed securities	$500,598	--	(4,949)	2,640	(6,615)	(491,674)	--

Totals:	$1,083,539	$--	$(49,184)	$(28,659)	$(13,721)	$(713,445)	$278,530

				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance
	as of October	discounts/	Realized	appreciation/	purchases/	and/or out	as of July
	31, 2008 ††	premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2009 ††

Other financial instruments:	$74,807	$--	$--	$--	$--	$--	$74,807

† Includes $(75,688) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreement.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$2,045,953	$2,701,775

Foreign exchange contracts	1,127,825	709,202

Interest rate contracts	29,856,587	32,115,748

Total	$33,030,365	$35,526,725

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009